Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of discount lease payment	90.00%
Credit loss	$ 103,451	$ 16,685
Related Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Other receivables	$ 134,829